Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 500,230,701	$ 418,610,655
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	18,482,206	19,978,825
Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	334,875,426	272,268,804
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	11,734,680	11,381,235
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	135,138,389	114,981,791
Quoted Prices (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	165,355,275	146,341,851
Quoted Prices (Level 1) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	18,482,206	19,978,825
Quoted Prices (Level 1) | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	11,734,680	11,381,235
Quoted Prices (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	135,138,389	114,981,791
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Observable Inputs (Level 2) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Observable Inputs (Level 2) | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Unobservable Inputs (Level 3) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Unobservable Inputs (Level 3) | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Unobservable Inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Net Asset Value as Practical Expedient
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	334,875,426	272,268,804
Net Asset Value as Practical Expedient | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 334,875,426	$ 272,268,804